Transactions Not Involving Cash - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - Boa Vista Servicos S A [member] - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Reclassification	R$ 6,258	R$ 0
Reclassification Of Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Cash flows	0
Acquisition	0
Interest	0
Write-off	0
Reclassification	6,258
Ending balance	6,258	0
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,825	20,278
Cash flows	(2,377)	(7,463)
Acquisition	0	2,625
Interest	702	2,036
Write-off	0	(7,541)
Reclassification	0
Transfer to held for sale		(110)
Ending balance	R$ 8,150	R$ 9,825